Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

March 31, 2020

VIPAM-QTLY-0520
1.799882.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/2/20 to 4/9/20 (a)
(Cost $1,509,922)	1,510,000	1,509,999
	Shares	Value

Fixed-Income Funds - 43.5%
Fidelity Emerging Markets Debt Central Fund (b)	1,089,801	$8,729,308
Fidelity Floating Rate Central Fund (b)	50,015	4,380,857
Fidelity High Income Central Fund (b)	46,293	4,380,743
Fidelity Inflation-Protected Bond Index Central Fund (b)	488,554	50,179,409
Fidelity International Credit Central Fund (b)	102,910	9,902,027
Fidelity VIP Investment Grade Central Fund (b)	2,924,711	317,535,882
iShares 20+ Year Treasury Bond ETF	80,136	13,220,037
TOTAL FIXED-INCOME FUNDS
(Cost $390,707,757)		408,328,263

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.29% (c)	35,194,009	35,204,568
Fidelity Money Market Central Fund 0.96% (c)	18,733,915	18,730,168
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)	10,226,355	10,228,400
TOTAL MONEY MARKET FUNDS
(Cost $64,164,592)		64,163,136

Equity Funds - 50.6%
Domestic Equity Funds - 35.3%
Fidelity Communication Services Central Fund (b)	159,089	28,752,244
Fidelity Consumer Discretionary Central Fund (b)	112,669	31,169,924
Fidelity Consumer Staples Central Fund (b)	120,601	21,772,072
Fidelity Energy Central Fund (b)	155,578	7,855,133
Fidelity Financials Central Fund (b)	656,052	48,147,684
Fidelity Health Care Central Fund (b)	118,904	52,196,510
Fidelity Industrials Central Fund (b)	123,023	27,183,252
Fidelity Information Technology Central Fund (b)	207,551	82,476,775
Fidelity Materials Central Fund (b)	48,910	7,269,951
Fidelity Real Estate Equity Central Fund (b)	44,223	4,182,637
Fidelity Utilities Central Fund (b)	65,660	10,546,996
iShares S&P 500 Index ETF	40,654	10,504,994

TOTAL DOMESTIC EQUITY FUNDS		332,058,172

International Equity Funds - 15.3%
Fidelity Emerging Markets Equity Central Fund (b)(e)	291,252	51,572,017
Fidelity International Equity Central Fund (b)	1,087,636	72,262,513
iShares Core MSCI EAFE ETF	203,564	10,155,808
iShares MSCI Japan ETF (f)	196,703	9,715,161

TOTAL INTERNATIONAL EQUITY FUNDS		143,705,499

TOTAL EQUITY FUNDS
(Cost $495,764,921)		475,763,671
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $952,147,192)		949,765,069
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(10,332,777)
NET ASSETS - 100%		$939,432,292

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	63	June 2020	$2,655,135	$(150,996)	$(150,996)

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $373,999.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,697
Fidelity Communication Services Central Fund	20,931
Fidelity Consumer Discretionary Central Fund	27,801
Fidelity Consumer Staples Central Fund	55,691
Fidelity Emerging Markets Debt Central Fund	135,262
Fidelity Emerging Markets Equity Central Fund	27,726
Fidelity Energy Central Fund	28,859
Fidelity Financials Central Fund	122,787
Fidelity Floating Rate Central Fund	72,112
Fidelity Health Care Central Fund	47,762
Fidelity High Income Central Fund	80,066
Fidelity Industrials Central Fund	70,057
Fidelity Inflation-Protected Bond Index Central Fund	52,802
Fidelity Information Technology Central Fund	812,792
Fidelity International Equity Central Fund	122,108
Fidelity Materials Central Fund	6,707
Fidelity Money Market Central Fund	79,236
Fidelity Real Estate Equity Central Fund	4,885
Fidelity Securities Lending Cash Central Fund	3,959
Fidelity Utilities Central Fund	29,603
Fidelity VIP Investment Grade Central Fund	2,423,708
Total	$4,316,551

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$32,747,886	$2,543,350	$1,069,659	$(66,612)	$(5,402,721)	$28,752,244	1.8%
Fidelity Consumer Discretionary Central Fund	37,693,009	2,535,774	1,190,316	(90,960)	(7,777,583)	31,169,924	1.9%
Fidelity Consumer Staples Central Fund	24,834,070	1,588,572	780,487	(33,982)	(3,836,101)	21,772,072	1.9%
Fidelity Emerging Markets Debt Central Fund	10,461,973	167,969	332,009	(25,626)	(1,542,999)	8,729,308	0.4%
Fidelity Emerging Markets Equity Central Fund	70,389,406	197,187	1,784,250	(131,606)	(17,098,720)	51,572,017	3.5%
Fidelity Energy Central Fund	15,742,178	448,617	385,700	(121,877)	(7,828,085)	7,855,133	1.9%
Fidelity Financials Central Fund	69,996,005	2,518,944	2,049,623	(219,104)	(22,098,538)	48,147,684	2.0%
Fidelity Floating Rate Central Fund	5,165,538	84,209	165,537	(4,778)	(698,575)	4,380,857	0.3%
Fidelity Health Care Central Fund	58,687,448	1,407,696	1,710,204	196,438	(6,384,868)	52,196,510	1.9%
Fidelity High Income Central Fund	5,282,818	96,462	166,472	(7,649)	(824,416)	4,380,743	0.2%
Fidelity Industrials Central Fund	36,172,208	1,457,919	1,089,886	(17,366)	(9,339,623)	27,183,252	2.0%
Fidelity Inflation-Protected Bond Index Central Fund	54,097,453	226,474	4,347,586	10,770	192,298	50,179,409	3.4%
Fidelity Information Technology Central Fund	94,559,041	2,926,281	2,964,037	(37,396)	(12,007,114)	82,476,775	1.9%
Fidelity International Credit Central Fund	10,724,832	32,960	335,522	241	(520,484)	9,902,027	3.4%
Fidelity International Equity Central Fund	96,091,057	520,745	3,914,186	454,615	(20,889,718)	72,262,513	3.5%
Fidelity Materials Central Fund	8,820,843	1,054,086	302,909	(38,878)	(2,263,191)	7,269,951	2.0%
Fidelity Real Estate Equity Central Fund	15,459,016	51,102	7,312,749	(2,690,360)	(1,324,372)	4,182,637	0.8%
Fidelity Utilities Central Fund	12,748,581	549,927	376,409	(24,098)	(2,351,005)	10,546,996	2.0%
Fidelity VIP Investment Grade Central Fund	337,592,156	4,378,977	23,265,494	(137,688)	(1,032,069)	317,535,882	5.4%
Total	$997,265,518	$22,787,251	$53,543,035	$(2,985,916)	$(123,027,884)	$840,495,934

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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